Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

26.   Related party transactions

The table presenting the information regarding the shareholdings of Nexters Inc.'s ordinary shares as at December 31, 2021 is disclosed in Note 3.

As at December 31, 2021 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, Dmitrii Bukhman and Igor Bukhman, each owning 18.9% and Ivan Tavrin owning 5.9% of the issued shares.

The transactions and balances with related parties are as follows:

(i)Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	2021	2020	2019
Directors's remuneration	902	338	252
-short-term employee benefits	870	338	252
-share-based payments	32	—	—
Other members of key management’s remuneration	2,834	219	159
-short-term employee benefits	1,395	219	159
-share-based payments	1,439	—	—
	3,736	557	411

(ii)Loans to shareholders

	December 31,	December 31,
	2021	2020
Loan to Boris Gertsovsky	—	8
	—	8

(iii)   Loans from shareholders

	December 31,	December 31,
	2021	2020
Short-term loan from Boris Gertsovsky	—	49
	—	49